Quantitative and qualitative disclosure about market risk - Provision for account receivable, other receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Quantitative and qualitative disclosure about market risk
Balance as of January 1	$ 132	$ 39
Provisions for doubtful accounts	3	93
Balance as of December 31	$ 135	$ 132